Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investment Balances
The following table details our investment balances at December 31, 2013 and 2012 (in thousands).

	December 31,
	2013	2012
Joint ventures	$187,843	$185,928
Nonmarketable securities	534	923
Marketable equity securities	23,801	20,290
Total	$212,178	$207,141

Ownership Positions in Significant Unconsolidated Investments
Our ownership positions in significant unconsolidated investments are shown below:

		December 31,
		2013	2012	2011
*	Nippon Aluminum Alkyls - a joint venture with Mitsui Chemicals, Inc. that produces aluminum alkyls	50%	50%	50%
*	Magnifin Magnesiaprodukte GmbH & Co. KG - a joint venture with Radex Heraklith Industriebeteiligung AG that produces specialty magnesium hydroxide products	50%	50%	50%
*	Nippon Ketjen Company Limited - a joint venture with Sumitomo Metal Mining Company Limited that produces refinery catalysts	50%	50%	50%
*	Eurecat S.A. - a joint venture with IFP Investissements for refinery catalysts regeneration services	50%	50%	50%
*	Fábrica Carioca de Catalisadores S.A. - a joint venture with Petrobras Quimica S.A. - PETROQUISA that produces catalysts and includes catalysts research and product development activities	50%	50%	50%
*	Stannica, LLC - a joint venture with PMC Group, Inc. that produces tin stabilizers	50%	50%	50%

Summary of Assets, Liabilities and Results of Operations for Significant Unconsolidated Joint Ventures
The following summary lists our assets, liabilities and results of operations for our significant unconsolidated joint ventures presented herein (in thousands):

	December 31,
	2013	2012
Summary of Balance Sheet Information:
Current assets	$313,446	$343,129
Noncurrent assets	198,776	212,587
Total assets	$512,222	$555,716

Current liabilities	$100,469	$129,105
Noncurrent liabilities	77,734	76,422
Total liabilities	$178,203	$205,527

	Year Ended December 31,
	2013	2012	2011
Summary of Statements of Income Information:
Net sales	$598,459	$601,233	$672,859
Gross profit	$169,406	$165,650	$189,691
Income before income taxes	$101,652	$105,329	$132,399
Net income	$71,294	$71,561	$88,414